12. Short term borrowings (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2015	Dec. 31, 2014
ZHEJIANG TIANLAN
Bank loan		¥ 45,000	¥ 97,900
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	[1]	40,000	92,900
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	[2]	¥ 5,000	¥ 5,000

[1]	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2015 bear interest at fixed rates 4.62% to 6.47% (2014: 5.88% to 6.90%) per annum. Interest paid during the year ended December 31, 2015 was approximately RMB3,768,000 (2014: RMB4,688,000 and 2013: RMB3,704,000).
[2]	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2015 bear interest at fixed rates 7.50% (2014: 7.50%) per annum and are secured by the subsidiary's office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2015 was approximately RMB369,000 (2014: RMB377,000).